Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 49	¥ 145	¥ 480
Acquisitions		0	0	0
Addition: Charged to costs and expenses		323	49	145
Deduction		(38)	(145)	(480)
Translation adjustment		0	0	0
Balance at end of period		334	49	145
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		49	23	0
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	49	23
Deduction		(38)	(23)	0
Translation adjustment		0	0	0
Balance at end of period		11	49	23
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		0	122	480
Acquisitions		0	0	0
Addition: Charged to costs and expenses		323	0	122
Deduction		0	(122)	(480)
Translation adjustment		0	0	0
Balance at end of period		323	0	122
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		35,845	39,046	37,287
Acquisitions		37	0	0
Addition: Charged to costs and expenses		11,873	8,481	12,714
Deduction	[1]	(3,369)	(15,572)	(12,233)
Other	[2]	(124)	3,890	1,278
Balance at end of period		¥ 44,262	¥ 35,845	¥ 39,046

[1]	The amount of deduction includes benefits recognized in income tax expense, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings due to the utilization of net operation loss carry forwards were ¥3,660 million in fiscal 2024, ¥3,380 million in fiscal 2025 and ¥1,877 million in fiscal 2026. The remaining amounts of benefits recognized in earnings were ¥3,613 million in fiscal 2024, ¥3,128 million in fiscal 2025 and ¥812 million in fiscal 2026.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.